Long-Term Debt (Details) - Schedule of Maturities and Weighted Average Interest Rates - CAD ($)		9 Months Ended
		Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2008
Schedule of Maturities and Weighted Average Interest Rates [Abstract]
Convertible loan, Final maturity	[1]			2028 years
Convertible loan, Weighted average effective interest rate	[1]			23.27%
Convertible loan, Balance	[1]	$ 39,566,409	$ 11,258,950
Credit facility, Final maturity	[2]			2026 years
Credit facility, Weighted average effective interest rate	[2]			20.11%
Credit facility, Balance	[2]	28,250,007	28,747,705
Term loan, Final maturity				2030 years
Term loan, Weighted average effective interest rate				33.65%
Term loan, Balance		9,895,641	7,718,928
Long-term debt, Weighted average effective interest rate				21.38%
Long-term debt, Balance		77,712,057	47,725,583
Current portion of long-term debt, Balance
Long-term debt, Balance		$ 77,712,057	$ 47,725,583

[1]	Convertible loan On June 12, 2023, concurrently with the execution of the BCA described in Note 3, LeddarTech entered into a subscription agreement (the “Subscription Agreement”) with certain investors, including investors who subsequently joined the Subscription Agreement (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase secured convertible notes of LeddarTech (the “PIPE Convertible Notes”) in an aggregate principal amount of at least US$43.0 million (the “PIPE Financing”).
[2]	Amendments to the Credit Facility A series of amendments were made to the Credit Facility on October 13, 2023, October 20, 2023, October 31, 2023 and December 8, 2023. These amendments modify the existing terms in order to (i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the Available Cash requirement for the period from the date of the disbursement of the Tranche A of the SPAC Offering until October 31, 2023 from $2,500,000 to $1,500,000, to $Nil until the DE-SPAC date and from $10,000,000 to $5,000,000 at all times after the DE-SPAC date and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.